Equity (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands								12 Months Ended
	Oct. 31, 2024 shares	Oct. 28, 2024 CNY (¥)	Oct. 24, 2024 USD ($) $ / shares shares	Jan. 30, 2024 shares	Nov. 25, 2022 shares	Nov. 23, 2022 CNY (¥) shares	Nov. 23, 2022 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Equity [Line Items]
ordinary shares issued			58,024,480
Direct offering cost (in Dollars) | $			$ 1,100
Other offering expenses (in Dollars) | $			$ 900				$ 13,700
Purchase to warrant per share (in Dollars per share) | $ / shares							$ 0.001
Warrants exercised							1
Fair value allocated warrant (in Yuan Renminbi)								¥ 57,066	$ 7,818	¥ (20,732)	¥ (11,219)
Pre-Funded Warrant [Member]
Equity [Line Items]
Purchase to pre-funded warrants	520,042				800,000		1,800,000
Purchase to warrant per share (in Dollars per share) | $ / shares							$ 2.75
Warrants and rights outstanding, term			5 years				5 years
Ordinary shares issued	124,810,080			1,000,000
Warrant [Member]
Equity [Line Items]
Fair value allocated warrant (in Yuan Renminbi) | ¥		¥ 6,900				¥ 36,800		¥ 68,600
Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares						16	16
Common Stock [Member]
Equity [Line Items]
ordinary shares issued						58,472,736	58,472,736
Direct offering cost (in Dollars) | $							$ 15,000
Common Stock [Member] | Pre-Funded Warrant [Member]
Equity [Line Items]
Ordinary shares issued					12,800,000
ADs [Member]
Equity [Line Items]
Purchase to pre-funded warrants			241,677				3,654,546
Purchase to warrant per share (in Dollars per share) | $ / shares			$ 1.45
Warrants exercised			1
ADs [Member] | Pre-Funded Warrant [Member]
Equity [Line Items]
Purchase to pre-funded warrants			520,042
ADs [Member] | Warrants [Member]
Equity [Line Items]
Purchase to pre-funded warrants			761,719				5,454,546
ADs [Member] | Common Stock [Member]
Equity [Line Items]
Purchase to warrant per share (in Dollars per share) | $ / shares			$ 0.001